Other Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Balance at beginning of year	$ 138	$ 130
Balance at end of year	147	138	$ 130
Listed investments | Book Value Of Listed Investments
Disclosure of financial assets [line items]
Balance at beginning of year	84	57
Balance at end of year	100	84	57
Non-current investments
Disclosure of financial assets [line items]
Total value of non-current investments	141	131	125
Non-current investments | Listed investments | Equity investments at fair value through profit and loss (FVTPL)
Disclosure of financial assets [line items]
Balance at beginning of year	26
Additions	2
Disposals	(2)
Fair value adjustments	(3)
Translation	(4)
Balance at end of year	19	26
Non-current investments | Listed investments | Equity investments at fair value though OCI (FVTOCI)
Disclosure of financial assets [line items]
Balance at beginning of year	47
Additions	13
Disposals	(7)
Fair value adjustments	10
Balance at end of year	63	47
Non-current investments | Listed investments | Available-for-sale
Disclosure of financial assets [line items]
Balance at beginning of year	73	46
Balance at end of year	82	73	46
Non-current investments | Listed investments | Available-for-sale | International Tower Hill Mines Limited (ITH)
Disclosure of financial assets [line items]
Balance at beginning of year	7	9
Balance at end of year	0	7	9
Non-current investments | Listed investments | Available-for-sale | Corvus Gold Corporation
Disclosure of financial assets [line items]
Balance at beginning of year	25	7
Balance at end of year	43	25	7
Non-current investments | Listed investments | Available-for-sale | Various listed investments held by Environmental Rehabilitation Trust Fund
Disclosure of financial assets [line items]
Balance at beginning of year	22	18
Balance at end of year	16	22	18
Non-current investments | Listed investments | Available-for-sale | Pure Gold Mining
Disclosure of financial assets [line items]
Balance at beginning of year	11	8
Balance at end of year	18	11	8
Non-current investments | Listed investments | Available-for-sale | Other
Disclosure of financial assets [line items]
Balance at beginning of year	8	4
Balance at end of year	5	8	4
Non-current investments | Listed investments | Held-to-maturity investments
Disclosure of financial assets [line items]
Balance at beginning of year	4	6
Balance at end of year		4	6
Non-current investments | Listed investments | Financial assets at amortised cost
Disclosure of financial assets [line items]
Balance at end of year	12
Non-current investments | Unlisted investments | Held-to-maturity investments
Disclosure of financial assets [line items]
Balance at beginning of year	54	73	57
Additions	48	81	66
Maturities	(45)	(73)	(58)
Transfer to non-current assets and liabilities held for sale	0	(32)	0
Other	(2)	0	1
Translation	(8)	5	7
Balance at end of year	47	54	73
Non-current investments | Unlisted investments | Held-to-maturity investments
Disclosure of financial assets [line items]
Balance at beginning of year	54	73
Balance at end of year	47	54	73
Non-current investments | Unlisted investments | Held-to-maturity investments | Other
Disclosure of financial assets [line items]
Balance at beginning of year	1	4
Balance at end of year	1	1	4
Non-current investments | Unlisted investments | Held-to-maturity investments | Negotiable Certificates of Deposit - Environmental Rehabilitation Trust Fund administered by Ashburton Investments
Disclosure of financial assets [line items]
Balance at beginning of year	53	69
Balance at end of year	46	53	69
Current investments | Listed investments | Equity investments at fair value though OCI (FVTOCI)
Disclosure of financial assets [line items]
Balance at beginning of year	6
Balance at end of year		6
Current investments | Listed investments | Available-for-sale
Disclosure of financial assets [line items]
Balance at beginning of year	$ 7	5
Balance at end of year		$ 7	$ 5